SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

At-The-Market Sales –Subsequent to March 31, 2025, the Company issued 2,000,000 common shares in at-the-market offerings under prospectus supplement for gross proceeds of $4,192.

Share Issuance –Subsequent to March 31, 2025, the Company issued 973,307 common shares as a result of the vesting conditions of RSUs exercised.

RSU & Option Grant –Subsequent to March 31, 2025, the Company granted 2,397,000 incentive stock options and 1,476,000 RSUs to its directors, officers, employees and consultants. The stock options are exercisable for up to five years at a price of C$2.11 per share and will be vested in stages over a 12-month period with no more than 1/4 of the options vesting in any three-month period from the date of the grant. The RSUs will be vested at the rate of 1/3 annually for a period of three years from the date of grant, until fully vested. The stock options and the RSUs are non-transferable.

Stock Options Exercises – Subsequent to March 31, 2025, the Company issued 97,500 common shares through the exercise of 97,500 stock options at an average exercise price of C$0.96 for proceeds of C$93